Shareholders’ (deficit) equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ (deficit) equity

23. Shareholders’ (deficit) equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on July 5, 2022. The authorized number of ordinary shares was 300,000,000 ordinary shares with a par value of US$0.0001.

For the sake of undertaking a public offering of the Company’s ordinary shares, on February 23, 2023, the Company entered into a re-organizing transaction resulting in 12,000,000 ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented.

On April 2, 2025, the Company announced the closing of its IPO of 2,250,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.50 per share for a total of US$10,125,000 in gross proceeds. The Company raised total net proceeds of GBP6,639,607 (US$8,850,000), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on April 1, 2025 under the Symbol “ENGS”.

Preferred shares

The authorized number of preferred shares was 3,000,000 preferred shares with a par value of US$0.0001.

Preferred Shares exchanged for amounts due to related parties

There were amount due to Mr. Michael Lau and Mr. Kevin Cox of GBP2,273,863 exchanged to Preferred Shares during the year ended June 30, 2024. On April 25, 2024, Mr. Michael Lau exchanged the debt owed to him of GBP2,055,150 for 1,048,470 of the Company’s Preferred Shares, and Mr. Kevin Cox exchanged the debt owed to him of GBP218,713 for 110,780 Preferred Shares.

Preferred Shares exchanged for 8% Promissory Notes

In April 2024, all the Promissory Notes with carrying amount of GBP2,597,402, were exchanged for Preferred Shares issued by the Company. Promissory Notes holders agreed to exchange for an aggregate of 1,296,000 Preferred Shares at US$2.50 per share.

Sale of Preferred Shares for cash

In April 2024, the Company offered its shareholders, pro rata, the right to acquire an aggregate of 120,000 Preferred Shares for cash at approximately GBP1.978 per share, or in aggregate GBP237,342. Some shareholders declined to purchase the shares and the majority shareholder, Moonglade, purchased those shares. As a result, Moonglade acquired 106,900 Preferred Shares for GBP211,432, Talent Linkage Limited acquired 6,300 Preferred Shares for GBP12,461 and Majestic Dragon Investment Co. Limited acquired 6,800 Preferred Shares for GBP13,449. Majestic Dragon Investment Co. Limited subsequently contributed its 6,800 Preferred Shares to Bright Forever Investments Limited, a British Virgin Islands company under common ownership with it.